Cash and Cash Equivalents	6 Months Ended
Sep. 30, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
9.	CASH AND CASH EQUIVALENTS

	As of September 30, 2025 US$	As of March 31, 2025 US$
	(Unaudited)	(Audited)
Bank balances	10,137,204	6,919,869

As of September 30, 2025 and March 31, 2025, the cash and cash equivalents of US$876,498 and US$661,912 are denominated in HK$, while US$9,260,706 and US$6,257,957 are denominated in US$, respectively.